Accounts receivable, net - Schedule of Accounts Receivable (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025
Schedule Of Accounts Receivable Abstract
Accounts receivable	$ 1,585,891	$ 1,965,068
Less: allowance for credit losses	(17,776)	(17,072)
Accounts receivable, net	$ 1,568,115	$ 1,947,996